Provisions for legal claims (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of provisions for litigation
The changes in provisions for litigation as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Balances at the beginning of the period	$7,809	$11,720
Provisions constituted	21,208	2,034
Provisions reverse	(6,537)	(5,007)
Provisions used	(2,236)	(938)

Balances at the end of the period	$20,244	$7,809